Net debt	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Net debt

21. Net debt

	2018 $m	2017 $m
Cash and cash equivalents	704	168
Loans and other borrowings – current	(120)	(126)
– non-current	(2,129)	(1,893)
Derivatives hedging debt values (note 22)	15	—

Net debt	(1,530)	(1,851)

Movement in net debt
Net increase/(decrease) in cash and cash equivalents, net of overdrafts	563	(75)
Add back cash flows in respect of other components of net debt:
Issue of long-term bonds, including effect of currency swaps	(554)	—
Decrease/(increase) in other borrowings	268	(153)
Decrease/(increase) in net debt arising from cash flows	277	(228)
Non-cash movements:
Finance lease obligations	(4)	(4)
(Increase)/decrease in accrued interest	(3)	1
Exchange and other adjustments	51	(114)
Decrease/(increase) in net debt	321	(345)
Net debt at beginning of the year	(1,851)	(1,506)

Net debt at end of the year	(1,530)	(1,851)

LOGO	Information concerning Non-GAAP measures can be found in the Strategic Report on page 36.